Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended																			5 Months Ended	6 Months Ended			7 Months Ended	12 Months Ended
		Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013 [10]	Jun. 30, 2016	Jun. 30, 2015		Jul. 22, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Net Income/(Loss) per Weighted Average Common Share - Basic (in dollars per share)					$ 0.12		$ 0.18	[1]	$ 0.15	[1]	$ (0.07)	[1]	$ 0.01		$ 0.10		$ 0.13		$ 0.09
Weighted average number of common shares outstanding - basic (in shares)													35		31		23		23
Net income attributable to NRG Yield, Inc.(a)		$ 32	$ 5	[2]	$ 11		$ 17		$ 10		$ (5)	[2]	$ 0		$ 6		$ 6		$ 4			$ 37	$ 5			$ 33		$ 16		$ 13
Net Income		63	1	[2],[3]	12		32	[4]	42	[4],[5],[6]	(21)	[2],[3],[4]	4	[4]	41	[4]	43	[4]	20	[4]		64	21	[5],[6]	$ 54	65	[7],[8]	108	[7],[8]	125	[7],[8]
Operating Income		128	72	[2]	70		101	[4]	99	[4],[5]	50	[2],[4]	74	[4]	97	[4]	82	[4]	53	[4]		200	149	[5]		320	[7]	306	[7]	181	[7]
Operating revenues		$ 283	234	[2]	224		256	[4]	259	[4],[5]	214	[2],[4]	225	[4]	230	[4]	219	[4]	154	[4]		$ 517	$ 473	[5]		953	[7]	828	[7]	434	[7]
Scenario, Previously Reported [Member]
Net Income					13	[4]	24	[4]	38	[4]	(20)	[4]	4	[4]	37	[4]	35	[4]	23	[4]								121	[9]	134	[9]
Operating Income					66	[4]	80	[4]	85	[4]	46	[4]	71	[4]	84	[4]	60	[4]	51	[4]								312	[9]	190	[9]
Operating revenues					209	[4]	225	[4]	235	[4]	200	[4]	212	[4]	199	[4]	194	[4]	141	[4]								771	[9]	$ 426	[9]
Net Income (Loss) [Member]
Quarterly Financial Information, Quarterly Charges and Credits, Amount Reconciling to Previously Reported Results	[4]				(1)		8		4		(1)		0		4		8		(3)
Operating Income (Loss) [Member]
Quarterly Financial Information, Quarterly Charges and Credits, Amount Reconciling to Previously Reported Results	[4]				4		21		14		4		3		13		22		2
Operating Revenues [Member]
Quarterly Financial Information, Quarterly Charges and Credits, Amount Reconciling to Previously Reported Results	[4]				$ 15		$ 31		$ 24		$ 14		$ 13		$ 31		$ 25		$ 13
Common Class A [Member]
Net Income/(Loss) per Weighted Average Common Share - Basic (in dollars per share)		$ 0.33							$ 0.15
Weighted average number of common shares outstanding - basic (in shares)		35			35		35	[1]	35	[1]	35	[1]										35	35
Net income attributable to NRG Yield, Inc.(a)		$ 11	2						$ 5		$ (3)										$ 7	$ 13	$ 3			14	[10]	8	[10]
Common Class C [Member]
Net Income/(Loss) per Weighted Average Common Share - Basic (in dollars per share)		$ 0.33							$ 0.15
Weighted average number of common shares outstanding - basic (in shares)		63			63		63	[1]	35	[1]	35	[1]										63	35
Net income attributable to NRG Yield, Inc.(a)		$ 21	$ 3						$ 5		$ (3)										$ 7	$ 24	$ 3			$ 19	[10]	$ 8	[10]

[1]	The Company's unaudited quarterly financial data was recast for the effect of the CVSR Drop Down.
[2]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	a) The Company's unaudited quarterly financial data was recast for the effect of the effect of the CVSR Drop Down.
[5]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[9]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[10]	Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.